Fair Value Measurements - Additional Information (Details) - USD ($)		3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	May 18, 2020	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and marketable securities held in Trust Account						$ 690,306,930
Change in fair value of warrant liability	$ 67,066,666	$ 4,445,333	$ 2,536,382	$ 2,536,382	$ 4,445,333	23,473,333
Cash and Cash Equivalents [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and marketable securities held in Trust Account						12,220
US Treasury Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and marketable securities held in Trust Account						$ 690,294,710